Financial Risks - Summary of Composition by Industry Category of Available-for-Sale (AFS) Debt Securities, Money Market Investments and Other in an Unrealized Loss Position (Detail) - EUR (€)
€ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	€ 5,803	€ 28,943
Unrealized losses	(345)	(1,550)
Residential mortgage- backed securities [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	413	446
Unrealized losses	(18)	(30)
Commercial mortgage- backed securities (CMBSs) [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	494	2,012
Unrealized losses	(6)	(45)
Asset backed securities [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	662	2,088
Unrealized losses	(5)	(42)
ABSs - other [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	242	829
Unrealized losses	(4)	(10)
Financial Industry - Banking [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	349	2,522
Unrealized losses	(20)	(106)
Financial Industry - Insurance [Member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	104	646
Unrealized losses	(5)	(36)
Financial Industry - Other [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	615	1,523
Unrealized losses	(15)	(69)
Industrial [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	1,293	10,073
Unrealized losses	(105)	(684)
Utility [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	249	1,258
Unrealized losses	(10)	(78)
Government Securities [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	453	2,935
Unrealized losses	(23)	(164)
Other securities [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	279	194
Unrealized losses	(117)	(88)
Held by Aegon Americas and NL [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	5,153	24,528
Unrealized losses	(327)	(1,352)
Held by other segments [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	650	4,415
Unrealized losses	€ (18)	€ (197)